Going Concern and Managements Liquidity Plans	12 Months Ended
Dec. 31, 2023
Substantial Doubt About Going Concern [Abstract]
Going Concern and Managements Liquidity Plans
NOTE 4 — GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS
As of December 31, 2023 and 2022, the Company had cash of $2,912,461 and $128,149, respectively. The Company’s liquidity needs up to December 31, 2023 have been satisfied through debt and equity financing.
The Company had a net loss from continuing operations of $16,205,252 and $9,051,334 for the years ended December 31, 2023 and 2022, respectively. The Company had negative cash flows from operations of $8,348,208 and $3,428,707 for the years ended December 31, 2023 and 2022, respectively, and an accumulated deficit of $58,503,401 and $42,382,291 as of December 31, 2023 and December 31, 2022, respectively.
Due to its current liabilities and other potential liabilities, the cash available to the Company may not be sufficient to allow the Company to operate for at least 12 months from the date these financial statements are available for issuance. The Company may need to raise additional capital through equity or debt issuances. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations and reducing payroll expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.
These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
During the third quarter of 2023, the Company has significantly reduced its operating expenses going forward by terminating certain executives serving as part-time consultants and full-time employees in non-core
areas or overlapping business functions. This workforce reduction is expected to result in $2,000,000 to $3,000,000 in annual savings. In addition, the Company has refocused its research and development efforts on aesthetic products that have near-term commercial potential and has reprioritized development and ceased clinical studies of product candidates that will take more than a year to commercialize. The Company is also exploring out-licensing
of certain research and development programs to generate
non-dilutive
liquidity.